UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30,2000

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:	Gryphon Capital Management, LLC
Address:	Four Maritime Plaza
		San Francisco, CA  94111

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Joseph E. Sweeney III
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:

	/s/Joseph E. Sweeney		San Francisco, CA		August 9, 2000
	Joseph E. Sweeney			[City, State]			[Date]

Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			_________0___

Form 13F Information Table Entry Total:		________37___

Form 13F Information Table Value Total:		___148,165___


List of Other Included Managers:  None

<Page

NAME OF ISSUER                     TITLE OF         CUSIP        VALUE   SHARES   PUT  OTHER  AUTH
                                     CLASS                        X1000           CALL  MGR   SOLE  SHR  NONE
Alcoa Inc                            Common       013817101        1450   50,000   N/A        50,000
American Superconductor Corp         Common       030111108         724   15,000   N/A        15,000
Baker Hughes Inc.                    Common       057224107        6560  205,000   N/A       205,000
CE Franklin Ltd.                     Common       125151100        4314  580,000   N/A       580,000
Chesapeake Energy Corp               Common       165167107        2325  300,000   N/A       300,000
Cooper Cameron Corp.                 Common       216640102         990   15,000   N/A        15,000
Dynatech Corporation                 Common       268140100         181   10,000   N/A        10,000
Global Marine                        Common       379352404        8738  310,000   N/A       310,000
Hanover Compressor Company           Common       410768105         714   18,800   N/A        18,800
Independent Energy Holdings          Common       45384X108        2494  300,000   N/A       300,000
Iona Technologies                    Common       46206P109        1260   20,000   N/A        20,000
Mandalay Resort Group                Common       562567107        2968  148,400   N/A       148,400
Maverick Tube Corp.                  Common       577914104        5825  200,000   N/A       200,000
Media 100 Inc.                       Common       58440W105        3348  130,000   N/A       130,000
Metron Technology N.V.               Common       N5665B105        2900  230,000   N/A       230,000
MSI Holdings                         Common       553654104         196   21,661   N/A        21,661
Nabors Industries Inc.               Common       629568106       14140  340,200   N/A       340,200
National-Oilwell, Inc.               Common       637071101        5260  160,000   N/A       160,000
Noble Drilling Corp.                 Common       655042109        2471   60,000   N/A        60,000
Ocean Energy Inc.                    Common       67481E106        2838  200,000   N/A       200,000
Philip Morris Co. Inc.               Common       718154107        2125   80,000   N/A        80,000
Pinnacle Global Group Inc.           Common       723465100          51   12,700   N/A        12,700
Precision Dilling Corp.              Common       74022D100       11588  300,000   N/A       300,000
R&B Falcon Corporation               Common       74912E101        7776  330,000   N/A       330,000
Santa Fe International Corp.         Common       G7805C108       16770  480,000   N/A       480,000
Smith International Inc.             Common       832110100        1092   15,000   N/A        15,000
Starwood Hotels & Resorts World      Common       85590A203        4559  140,000   N/A       140,000
Superior Energy Services Inc.        Common       868157108         519   50,000   N/A        50,000
Telespectrum Worldwide Inc.          Common       87951U109        51991,139,600   N/A     1,139,600
Tesco Corp.                          Common       88157K101        2490  240,000   N/A       240,000
Verisign Inc.                        Common       92343E102         877    4,970   N/A         4,970
Veritas Software Co.                 Common       923436109        3390   30,000   N/A        30,000
Viasystems Group Inc                 Common       92553H100        2590  160,000   N/A       160,000
Vignette Corporation                 Common       926734104        1040   20,000   N/A        20,000
Voicestream Wireless Corp.           Common       928615103         581    5,000   N/A         5,000
Wave Systems Corp.                   Common       943526103        1898  120,000   N/A       120,000
Weatherford International Inc.       Common       947074100       15925  400,000   N/A       400,000

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